Investments and Fair Value Measurements	12 Months Ended
Aug. 27, 2016
Fair Value Disclosures [Abstract]
Investments and Fair Value Measurements
Investments and Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy contains three levels as follows:
Level 1 - Unadjusted quoted prices that are available in active markets for the identical assets or liabilities at the measurement date.
Level 2 - Other observable inputs available at the measurement date, other than quoted prices included in Level 1, either directly or indirectly, including:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets in nonactive markets;

•	Inputs other than quoted prices that are observable for the asset or liability; and

•	Inputs that are derived principally from or corroborated by other observable market data.
Level 3 - Unobservable inputs that cannot be corroborated by observable market data and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions.
Assets and Liabilities that are Measured at Fair Value on a Recurring Basis. We account for fair value measurements in accordance with ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measurement and expands disclosure about fair value measurement. The fair value hierarchy requires the use of observable market data when available. In instances in which the inputs used to measure fair value fall into different levels of the fair value hierarchy, the fair value measurement has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular item to the fair value measurement in its entirety requires judgment, including the consideration of inputs specific to the asset or liability.

The following tables set forth by level within the fair value hierarchy our financial assets that were accounted for at fair value on a recurring basis at August 27, 2016 and August 29, 2015 according to the valuation techniques we used to determine their fair values:

	Fair Value at August 27, 2016	Fair Value Measurements Using Inputs Considered As
(In thousands)		Level 1	Level 2	Level 3
Cash equivalents (1)	$77,234	$77,234	$—	$—
Assets that fund deferred compensation:
Domestic equity funds	3,587	3,515	72	—
International equity funds	258	225	33	—
Fixed income funds	265	206	59	—
Total assets at fair value	$81,344	$81,180	$164	$—

(1)	Cash equivalent balances valued using Level 1 inputs include only those accounts that may fluctuate in value. Cash in disbursing accounts and on-demand accounts are not included above.

	Fair Value at August 29, 2015	Fair Value Measurements Using Inputs Considered As
(In thousands)		Level 1	Level 2	Level 3
Cash equivalents (1)	63,107	$63,107	$—	$—
Assets that fund deferred compensation:
Domestic equity funds	4,937	4,894	43	—
International equity funds	493	477	16	—
Fixed income funds	284	251	33	—
Total assets at fair value	$68,821	$68,729	$92	$—

(1)	Cash equivalent balances valued using Level 1 inputs include only those accounts that may fluctuate in value. Cash in disbursing accounts and on-demand accounts are not included above.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash Equivalents. The carrying value of cash equivalents approximates fair value as original maturities are less than three months. Our cash equivalents are comprised of money market funds traded in an active market with no restrictions and are included in cash and cash equivalents on the accompanying consolidated balance sheets.

Assets that fund deferred compensation. Our assets that fund deferred compensation are marketable equity securities measured at fair value using quoted market prices and primarily consist of equity-based mutual funds. The majority of which are classified as Level 1 as they are traded in an active market for which closing stock prices are readily available. These securities fund the Executive Share Option Plan and the Executive Deferred Compensation Plan (2007) (see Note 8) deferred compensation programs. The Executive Plan assets related to those options that will expire within a year are included in prepaid expenses and other assets in the accompanying balance sheets. The remaining assets are included in other assets.

Assets and Liabilities that are measured at Fair Value on a Nonrecurring Basis. Our non-financial assets, which include goodwill and property and equipment, are not required to be measured at fair value on a recurring basis. However, if certain triggering events occur, or if an annual impairment test is required, we must evaluate the non-financial asset for impairment. If an impairment did occur, the asset is required to be recorded at the estimated fair value. Using Level 2 inputs, we recorded an impairment of $462,000 for our corporate plane during the fiscal year ended August 29, 2015. See Note 4.